Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Parenthetical) (Detail) $ in Thousands, ₱ in Millions						12 Months Ended
	Apr. 01, 2021 USD ($)	Apr. 01, 2020 USD ($)	Mar. 01, 2018 USD ($)	Jan. 31, 2017 USD ($)	Mar. 22, 2016 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PHP (₱)
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts | ₱							₱ 249,580		₱ 252,557
Prepayments (Note 19) | ₱							₱ 95,749		₱ 107,484
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts				$ 25,000	$ 25,000
Line of credit facility maturity date				Mar. 27, 2024	Mar. 30, 2023
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Service fee	$ 220	$ 100	$ 250
Prepayments (Note 19)								$ 1,540
Iflix [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Minimum guarantee committed for advertising spend						$ 1,500
Marketing costs						$ 500
Percentage of marketing costs						30.00%